Investments - Estimated Future Amortization on the Company's Below-Market Ground Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Below Market Lease Net	$ 32,656	$ 6,701
Below Market Ground Lease
Real Estate [Line Items]
2021	2,036
2022	2,036
2023	2,036
2024	2,036
2025	2,036
Thereafter	83,492
Below Market Lease Net	$ 93,672